Share-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Beginning balance	792,740	15,251,661	17,520,555
Number of options, Forfeited	0	(18,000)	(257,750)
Number of options Exercised	(533,425)	(14,440,921)	(2,011,144)
Number of options, Ending balance	259,315	792,740	15,251,661	17,520,555
Number of options, Expected to vest	0
Number of options, Exercisable	259,315
Weighted average exercise price, Beginning balance	$ 2.5500	$ 2.5458	$ 2.5210
Weighted average exercise price, Forfeited	0	2.5500	2.5500
Weighted average exercise price Exercised	2.5500	2.5456	2.3290
Weighted average exercise price, Ending balance	2.5500	$ 2.5500	$ 2.5458	$ 2.5210
Weighted average exercise price, Expected to vest	0
Weighted average exercise price, Exercisable	$ 2.5500
Weighted average remaining contractual life	5 years 7 months 6 days	6 years 7 months 9 days	7 years 10 months 2 days	8 years 9 months 25 days
Weighted average remaining contractual life, Exercisable	5 years 7 months 6 days
Aggregate intrinsic value	$ 1,138	$ 13,778	$ 234,939	$ 227,049
Aggregate intrinsic value, Expected to vest	0
Aggregate intrinsic value, Exercisable	$ 1,138